Regulatory capital requirements - Minimum amounts and ratios to be categorized as well-capitalized (Details) - Basel III - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Banco Popular de Puerto Rico
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Required to be Well Capitalized	$ 2,115,150	$ 2,052,664
Capital Required to be Well Capitalized to Risk Weighted Assets	10.00%	10.00%
Common Equity Tier 1 Based Capital Amount To Be Well Capitalized	$ 1,374,848	$ 1,334,231
Common Equity Tier 1 Based Capital Ratio To Be Well Capitalized	6.50%	6.50%
Tier One Risk Based Capital Required to be Well Capitalized	$ 1,692,120	$ 1,642,131
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	8.00%	8.00%
Tier One Leverage Capital Required to be Well Capitalized	$ 2,057,314	$ 1,890,709
Tier One Leverage Capital Required to be Well Capitalized to Average Assets	5.00%	5.00%
PB
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Required to be Well Capitalized	$ 713,177	$ 644,506
Capital Required to be Well Capitalized to Risk Weighted Assets	10.00%	10.00%
Common Equity Tier 1 Based Capital Amount To Be Well Capitalized	$ 463,565	$ 418,929
Common Equity Tier 1 Based Capital Ratio To Be Well Capitalized	6.50%	6.50%
Tier One Risk Based Capital Required to be Well Capitalized	$ 570,542	$ 515,605
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	8.00%	8.00%
Tier One Leverage Capital Required to be Well Capitalized	$ 472,551	$ 436,975
Tier One Leverage Capital Required to be Well Capitalized to Average Assets	5.00%	5.00%